Changes in the Scope of Consolidation Due to Acquisitions and Divestments - Summary of Purchase Price Allocation (Details) - Jan. 23, 2020 - Synthorx € in Millions, $ in Billions	USD ($)	EUR (€)
Disclosure of detailed information about business combination [line items]
Intangible assets other than goodwill		€ 1,549
Other current and non-current assets and liabilities		41
Net deferred tax position		(245)
Net assets of Synthorx		1,345
Goodwill recognised as of acquisition date		901
Purchase price	$ 2.5	€ 2,246